Properties (Breakdown of Properties) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Properties including finance leases
Cost	$ 66,922	$ 62,011
Accumulated Depreciation	18,962	17,394
Net	47,960	44,617
Finance leases included in properties
Cost	546	568
Accumulated Depreciation	165	152
Net	381	416
Property additions, net of finance leases
Property additions	$ 3,549	3,187	$ 2,750
Track and Roadway [Member]
Properties including finance leases
Depreciation rate	3.00%
Cost	$ 48,744	45,370
Accumulated Depreciation	11,557	10,506
Net	37,187	34,864
Finance leases included in properties
Cost	405	406
Accumulated Depreciation	110	105
Net	$ 295	301
Rolling Stock [Member]
Properties including finance leases
Depreciation rate	4.00%
Cost	$ 9,482	8,544
Accumulated Depreciation	3,642	3,401
Net	5,840	5,143
Finance leases included in properties
Cost	12	28
Accumulated Depreciation	2	1
Net	$ 10	27
Building [Member]
Properties including finance leases
Depreciation rate	3.00%
Cost	$ 2,452	2,254
Accumulated Depreciation	848	782
Net	1,604	1,472
Finance leases included in properties
Cost	27	27
Accumulated Depreciation	12	12
Net	$ 15	15
Information Technology [Member]
Properties including finance leases
Depreciation rate	9.00%
Cost	$ 3,128	2,879
Accumulated Depreciation	1,460	1,331
Net	$ 1,668	1,548
Other [Member]
Properties including finance leases
Depreciation rate	5.00%
Cost	$ 3,116	2,964
Accumulated Depreciation	1,455	1,374
Net	1,661	1,590
Finance leases included in properties
Cost	102	107
Accumulated Depreciation	41	34
Net	61	73
Land [Member]
Properties including finance leases
Net	2,682	2,497
Software Development [Member]
Properties including finance leases
Net	235	203
Track And Railway Infrastructure [Member]
Property additions, net of finance leases
Property additions	1,564	1,529
Right-of-Way Access [Member]
Finance leases included in properties
Net	$ 106	$ 106